Accounts Receivable - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowance for doubtful account and credit losses	¥ 0	¥ 0